COST OF REVENUE (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 5,893	$ 45,962	$ 33,834	$ 15,078
Security Related Service And Asset Management Income 1 [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue		1,509	1,947	2,585
Trading Timepieces Third Parties [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue		39,946	31,887	12,493
Trading Timepieces Related Parties [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 4,507